BUSINESS COMBINATIONS - Acquisition of Small Footprint (Details) - USD ($) $ in Thousands		Feb. 13, 2020	Dec. 31, 2020		Dec. 31, 2019	Mar. 01, 2019	Dec. 31, 2018	Oct. 15, 2018	Aug. 20, 2018
Disclosure of contingent liabilities in business combination [line items]
Total consideration paid net of cash and cash equivalents acquired	[1]		$ 69,060		$ 97,300		$ 4,137
Cash transferred	[1]		84,643	[2]	$ 103,978		$ 4,328
Small Footprint
Disclosure of contingent liabilities in business combination [line items]
Percentage of voting equity interests acquired									100.00%
Total consideration paid net of cash and cash equivalents acquired								$ 7,397
Cash transferred						$ 3,066
Payment for contingent consideration		$ 2,140
Contingent consideration			$ 1,610

[1]	Cash paid for assets acquired and liabilities assumed in the acquisition of subsidiaries (note 25)
[2]	As of December 31, 2020, the Company issued 20,918, 5,551 and 189,287 common shares for a total amount of 3,618, 1,123 and 40,354, respectively, according to the subscription agreement included in the stock purchase agreement signed with Grupo ASSA´s, Giant Monkey Robot´s and Bluecap Management Consulting's sellers. Non-cash transaction.